Financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Derivative Instruments
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2024 and March 31, 2025, together with the fair value on each reporting date.

	As of March 31, 2024
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	7,834,342.2	Rs.	53,970.3	Rs.	63,112.8	Rs.	(9,142.5)
Forward rate agreements		592,414.5		10,071.3		4,514.9		5,556.4
Currency options		223,904.8		588.1		873.2		(285.1)
Currency swaps		493,708.2		11,754.5		4,440.2		7,314.3
Forward exchange contracts		12,125,527.9		32,654.3		36,468.8		(3,814.5)

Total	Rs.	21,269,897.6	Rs.	109,038.5	Rs.	109,409.9	Rs.	(371.4)

	As of March 31, 2025
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	10,191,133.7	Rs.	58,654.3	Rs.	48,979.2	Rs.	9,675.1	US$	119,292.2	US$	113.3
Forward rate agreements		615,831.9		15,507.0		5,676.8		9,830.2		7,208.6		115.1
Currency options		291,621.4		1,065.3		1,332.6		(267.3)		3,413.6		(3.1)
Currency swaps		462,773.9		19,180.2		4,360.8		14,819.4		5,417.0		173.5
Forward exchange contracts		12,934,924.7		85,405.6		83,216.7		2,188.9		151,409.6		25.6

Total	Rs.	24,496,285.6	Rs.	179,812.4	Rs.	143,566.1	Rs.	36,246.3	US$	286,741.0	US$	424.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net– Derivatives for the fiscal years ended March 31,
	2023		2024		2025		2025
	(In millions)
Interest rate derivatives	Rs.	5,921.5	Rs.	1,762.6	Rs.	19,426.5	US$	227.4
Forward rate agreements		(2.0)		2,089.6		7,407.1		86.7
Currency options		1,200.3		194.0		421.7		4.9
Currency swaps		1,609.1		10,242.9		9,511.0		111.3
Forward exchange contracts		6,637.2		4,269.4		877.9		10.3

Total gains/(losses)	Rs.	15,366.1	Rs.	18,558.5	Rs.	37,644.2	US$	440.6

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2024
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	109,038.5	Rs.	—	Rs.	109,038.5	Rs.	58,377.4	Rs.	15,690.4	Rs.	34,970.7
Securities purchased under agreements to resell		34,178.3		—		34,178.3		—		34,178.3		—
Financial liabilities
Derivative liabilities	Rs.	109,409.9	Rs.	—	Rs.	109,409.9	Rs.	58,377.4	Rs.	24,274.5	Rs.	26,758.0
Securities sold under repurchase agreements		56,541.0		—		56,541.0		—		56,541.0		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2025
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount		Net amount
	(In millions)
Financial assets
Derivative assets	Rs.	179,812.4	Rs.	—	Rs.	179,812.4	Rs.	101,801.0	Rs.	17,969.6	Rs.	60,041.8	US$	702.8
Securities purchased under agreements to resell		349,210.7		—		349,210.7		—		349,210.7		—		—
Financial liabilities
Derivative liabilities	Rs.	143,566.1	Rs.	—	Rs.	143,566.1	Rs.	101,801.0	Rs.	10,955.8	Rs.	30,809.3	US$	360.6
Securities sold under repurchase agreements		129,190.0		—		129,190.0		—		129,190.0		—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2024		2025		2025
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	610,381.3	Rs.	714,278.7	US$	8,361.0
Performance guarantees		653,452.8		781,152.1		9,143.8
Documentary credits		710,083.8		966,848.6		11,317.4

Total	Rs.	1,973,917.9	Rs.	2,462,279.4	US$	28,822.2

Estimated fair value:
Guarantees	Rs.	(9,066.2)	Rs.	(11,413.0)	US$	(133.6)
Documentary credits		(1,018.9)		(1,462.5)		(17.1)

Total	Rs.	(10,085.1)	Rs.	(12,875.5)	US$	(150.7)

Summary of allowance for Credit Losses on Off-Balance sheet credit exposures and undrawn commitments
The allowance for credit losses included in accrued expenses and other liabilities on off-balance
sheet credit exposures and undrawn commitments is as follows:

	As of March 31,
	2024		2025	2025
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	5,818.7	Rs. 7,240.5	US$	84.8
Net provision for credit exposures		1,421.8	2,213.2		25.9

Allowance for credit losses, end of the period	Rs.	7,240.5	Rs. 9,453.7	US$	110.7